REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of revenue by type

For the years ended December 31	2023	2022
Gold sales
Spot market sales	$9,973	$9,597
Concentrate sales	367	326
Provisional pricing adjustments	10	(3)
	$10,350	$9,920
Copper sales
Copper concentrate sales	$786	$906
Provisional pricing adjustments	9	(38)
	$795	$868
Other sales[1]	$252	$225
Total	$11,397	$11,013
[1]Revenues from the sale of by-products from our gold and copper mines.

Schedule of provisional metal sales

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price
As at December 31	2023	2022	2023	2022
Copper pounds	61	60	$23	$23
Gold ounces	50	42	10	8